Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 10, 2012
Registrant Name	dei_EntityRegistrantName	SENTINEL GROUP FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000225843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 10, 2012
Prospectus Date	rr_ProspectusDate	Mar 29, 2012

Sentinel Growth Leaders Fund (Prospectus Summary): | Sentinel Growth Leaders Fund
Sentinel Growth Leaders Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

 Sentinel Growth Leaders Fund ��� Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (���Sentinel���) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Sentinel Growth Leaders Fund to 1.45% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled ���Fund Summaries ��� Sentinel Growth Leaders Fund ��� Fees and Expenses of the Fund��� are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses Sentinel Growth Leaders Fund		Class A		Class C		Class I
Management Fee		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees		0.25%	[1]	1.00%	[2]	none
Other Expenses		0.38%		1.12%		0.48%
Total Annual Fund Operating Expenses		1.53%		3.02%		1.38%
Fee Waiver and/or Expense Reimbursement	[3]	(0.08%)		none		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.45%		3.02%		1.38%
[1]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012.
[2]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[3]	The Fund���s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days��� notice by a majority of the non-interested directors of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Sentinel Growth Leaders Fund (Prospectus Summary): | Sentinel Growth Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Growth Leaders Fund
Supplement Text	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

 Sentinel Growth Leaders Fund ��� Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (���Sentinel���) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Sentinel Growth Leaders Fund to 1.45% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled ���Fund Summaries ��� Sentinel Growth Leaders Fund ��� Fees and Expenses of the Fund��� are modified to read as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Sentinel Growth Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRFOX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Sentinel Growth Leaders Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLFX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.02%	[2]
Sentinel Growth Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGLX
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%	[2]

[1]	12b-1 fees have been restated to reflect a reduction in the maximum fee from 0.30% to 0.25% effective June 30, 2012.
[2]	The Fund���s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 1.45% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days��� notice by a majority of the non-interested directors of the Fund.
[3]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.

Sentinel Total Return Bond Fund (Prospectus Summary): | Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

Sentinel Total Return Bond Fund ��� Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (���Sentinel���) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Total Return Bond Fund to 0.89% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled ���Fund Summaries ��� Sentinel Total Return Bond Fund ��� Fees and Expenses of the Fund��� are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses Sentinel Total Return Bond Fund		Class A		Class C		Class I
Management Fee		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.20%	[1]	1.00%	[1]	none
Other Expenses		0.30%		0.23%		0.27%
Total Annual Fund Operating Expenses		1.05%		1.78%		0.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.16%)		none		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.89%		1.78%		0.82%
[1]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall 12b-1 fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[2]	The Fund���s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days��� notice by a majority of the non-interested directors of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2012
Sentinel Total Return Bond Fund (Prospectus Summary): | Sentinel Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Total Return Bond Fund
Supplement Text	ck0000225843_SupplementTextBlock

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

Sentinel Total Return Bond Fund ��� Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (���Sentinel���) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Total Return Bond Fund to 0.89% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled ���Fund Summaries ��� Sentinel Total Return Bond Fund ��� Fees and Expenses of the Fund��� are modified to read as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2013
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Sentinel Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SATRX
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
Sentinel Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCTRX
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[2]
Sentinel Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITRX
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[2]

[1]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall 12b-1 fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[2]	The Fund���s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days��� notice by a majority of the non-interested directors of the Fund.